MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

Pursuant to the Master Indenture, dated as of August 1, 2001, (as amended and supplemented, the "Indenture") between World Financial Network Credit Card Master Note Trust (the "Issuer") and MUFG Union Bank, N.A., as indenture trustee (the "Indenture Trustee"), the 2016-A Indenture Supplement, dated as of July 27, 2016, the 2018-A Indenture Supplement, dated as of February 28, 2018, the 2018-B Indenture Supplement, dated as of September 27, 2018, the 2018-C Indenture Supplement, dated as of November 7, 2018, the 2019-A Indenture Supplement, dated as of February 20, 2019, the 2019-B Indenture Supplement, dated as of June 26, 2019, and the 2019-C Indenture Supplement, dated as of September 18, 2019 (each, an "Indenture Supplement"), Comenity Bank, as Servicer (the "Servicer") under the Transfer and Servicing Agreement, dated as of August 1, 2001 (as amended, the "Transferor and Servicing Agreement") between the Servicer, WFN Credit Company, LLC, as Transferor and the Issuer, is required to prepare certain information each month regarding current distributions to the Noteholders and the performance as of the Trust during the previous month. The information required to be prepared with respect to the Distribution Date of February 16, 2021 and with respect to the performance of the Trust during the month of January 2021 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplements.

Monthly Period:	Jan-21
Determination Date:	2/11/2021
Distribution Date:	2/16/2021
Number of Days in Period:	32
Number of Days in Month:	31
Record Date:	1/31/2021

I. DEAL PARAMETERS

	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C

(a) Class A Initial Note Principal Balance	$650,000,000.00	$525,000,000.00	$300,000,000.00	$300,000,000.00	$500,000,000.00	$350,000,000.00	$600,000,000.00
(b) Class M Initial Note Principal Balance	$32,500,000.00	$40,250,000.00	$22,297,000.00	$22,297,000.00	$37,162,000.00	$31,165,000.00	$53,425,000.00
(c) Class B Initial Note Principal Balance	$41,166,000.00	$26,250,000.00	$15,203,000.00	$15,203,000.00	$25,338,000.00	$17,980,000.00	$30,822,000.00
(d) Class C Initial Note Principal Balance	$108,334,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class D Initial Note Principal Balance	$34,667,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Initial Note Principal Balance	$866,667,000.00	$591,500,000.00	$337,500,000.00	$337,500,000.00	$562,500,000.00	$399,145,000.00	$684,247,000.00
(g) Initial Excess Collateral Amount	$23,750,000.00	$127,700,000.00	$67,906,000.00	$67,906,000.00	$113,176,000.00	$80,309,000.00	$137,672,000.00

(h) Class A Initial Note Principal Balance %	73.00%	73.00%	74.00%	74.00%	74.00%	73.00%	73.00%
(i) Class M Initial Note Principal Balance %	3.65%	5.60%	5.50%	5.50%	5.50%	6.50%	6.50%
(j) Class B Initial Note Principal Balance %	4.62%	3.65%	3.75%	3.75%	3.75%	3.75%	3.75%
(k) Class C Initial Note Principal Balance %, if applicable	12.17%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(l) Class D Initial Note Principal Balance %, if applicable	3.89%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(m) Excess Collateral Amount %	2.67%	17.76%	16.75%	16.75%	16.75%	16.75%	16.75%

(n) Required Retained Transferor Percentage	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
(o) Additional Minimum Transferor % (2% Nov-Jan; 0% otherwise)	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

(p) LIBOR rate as of most recent reset day, if applicable
(q) Class A Note Interest Rate	2.03%	3.07%	3.46%	3.55%	3.14%	2.49%	2.21%
(r) Class A Swap Rate, if applicable
(s) Class A Swap Rate plus Spread, if applicable
(t) Class A Margin, if applicable
(u) Class A Margin plus Libor, if applicable

(v) Class M Note Interest Rate	2.33%	3.17%	3.81%	3.95%	3.61%	3.04%	2.71%
(w) Class M Swap Rate, if applicable
(x) Class M Swap Rate plus Spread, if applicable

(y) Class B Note Interest Rate	2.53%	3.27%	0.00%	0.00%	0.00%	0.00%	0.00%
(z) Class B Swap Rate, if applicable
(aa) Class B Swap Rate plus Spread, if applicable

(ab) Class C Note Interest Rate, if applicable	2.83%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
(ac) Class C Swap Rate, if applicable
(ad) Class C Swap Rate plus Spread, if applicable

(ae) Class D Note Interest Rate, if applicable	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(af) Servicing Fee Percentage	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

II. COLLATERAL AMOUNTS AND ALLOCATION PERCENTAGES

	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C

(a) Initial Collateral Amount	$890,417,000.00	$719,200,000.00	$405,406,000.00	$405,406,000.00	$675,676,000.00	$479,454,000.00	$821,919,000.00
(b) Initial Excess Collateral Amount	$23,750,000.00	$127,700,000.00	$67,906,000.00	$67,906,000.00	$113,176,000.00	$80,309,000.00	$137,672,000.00

(c) Principal Payments made to Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Principal Accumulation Account Balances	$0.00	$295,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Unreimbursed Investor Charge-offs and Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(f) Collateral Amount - End of Current Monthly Period	$890,417,000.00	$423,450,000.00	$405,406,000.00	$405,406,000.00	$675,676,000.00	$479,454,000.00	$821,919,000.00
(g) Excess Collateral Amount - End of Current Monthly Period	$23,750,000.00	$127,700,000.00	$67,906,000.00	$67,906,000.00	$113,176,000.00	$80,309,000.00	$137,672,000.00
(h) Required Excess Collateral Amount	$23,750,000.00	$127,700,000.00	$67,906,000.00	$67,906,000.00	$113,176,000.00	$80,309,000.00	$137,672,000.00

(i) Beginning Class A Note Principal Balance	$650,000,000.00	$525,000,000.00	$300,000,000.00	$300,000,000.00	$500,000,000.00	$350,000,000.00	$600,000,000.00
(j) Beginning Class M Note Principal Balance	$32,500,000.00	$40,250,000.00	$22,297,000.00	$22,297,000.00	$37,162,000.00	$31,165,000.00	$53,425,000.00
(k) Beginning Class B Note Principal Balance	$41,166,000.00	$26,250,000.00	$15,203,000.00	$15,203,000.00	$25,338,000.00	$17,980,000.00	$30,822,000.00
(l) Beginning Class C Note Principal Balance, if applicable	$108,334,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(m) Beginning Class D Note Principal Balance, if applicable	$34,667,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Total Beginning Note Principal Balance	$866,667,000.00	$591,500,000.00	$337,500,000.00	$337,500,000.00	$562,500,000.00	$399,145,000.00	$684,247,000.00

(o) Ending Class A Note Principal Balance	$650,000,000.00	$525,000,000.00	$300,000,000.00	$300,000,000.00	$500,000,000.00	$350,000,000.00	$600,000,000.00
(p) Ending Class M Note Principal Balance	$32,500,000.00	$40,250,000.00	$22,297,000.00	$22,297,000.00	$37,162,000.00	$31,165,000.00	$53,425,000.00
(q) Ending Class B Note Principal Balance	$41,166,000.00	$26,250,000.00	$15,203,000.00	$15,203,000.00	$25,338,000.00	$17,980,000.00	$30,822,000.00
(r) Ending Class C Note Principal Balance, if applicable	$108,334,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(s) Ending Class D Note Principal Balance, if applicable	$34,667,000.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(t) Total Ending Note Principal Balance	$866,667,000.00	$591,500,000.00	$337,500,000.00	$337,500,000.00	$562,500,000.00	$399,145,000.00	$684,247,000.00

(u) Allocation Percentage- Finance Charges Collections and Default Amounts	13.87%	6.60%	6.32%	6.32%	10.53%	7.47%	12.80%
(v) Allocation Percentage- Principal Collections	13.87%	11.20%	6.32%	6.32%	10.53%	7.47%	12.80%

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

III. RECEIVABLES IN THE TRUST

(a) Beginning of the Month Principal Receivables	$6,418,985,003.67

(b) Collection of Principal Receivables	$915,882,319.40
(c) Defaulted Receivables (principal charge-offs):	$38,381,064.71
(d) Dilution (Principal net of Debit Adjustments):	$75,225,114.33
(e) Sales (principal receivables generated):	$698,139,850.37
(f) Net (Removal)/Addition of Principal Receivables:	$0.00

(g) End of Month Principal Receivables (a - b - c - d + e + f)	$6,087,636,355.60

(h) Recoveries of previously Charged-off Receivables:	$10,358,902.76

(i) Beginning of the Month Finance Charge Receivables	$246,310,854.21
(j) End of the Month Finance Charge Receivables	$234,731,170.18

IV. RECEIVABLES PERFORMANCE SUMMARY

COLLECTIONS:
(a) Collections of Principal Receivables	$915,882,319.40
(b) Collections of Finance Charge Receivables	$188,717,898.10
(c) Total Collections (a+b).	$1,104,600,217.50
(d) Monthly Payment Rate (% of Beginning Principal Receivables)	17.21%

DELINQUENCIES AND LOSSES:	PRINCIPAL	% OF PRINCIPAL		% OF
End of the month delinquencies:	RECEIVABLES	RECEIVABLES	ACCOUNTS	ACCOUNTS
(e) 1-30 days delinquent (CA1)	$234,464,629.64	3.85%	398,561	0.68%
(f) 31-60 days delinquent (CA2)	$90,298,609.51	1.48%	139,389	0.24%
(g) 61-90 days delinquent (CA3)	$66,216,974.13	1.09%	98,777	0.17%
(h) 91-120 days delinquent (CA4)	$57,405,747.07	0.94%	82,832	0.14%
(i) 121-150 days delinquent (CA5)	$46,066,205.56	0.76%	71,515	0.12%
(j) 151+ days delinquent (CA6)	$37,373,542.42	0.61%	61,487	0.10%

(k) Total delinquencies (e +f + g + h + i + j)	$531,825,708.33	8.74%	852,561	1.45%

(l) Total 60+ days delinquent	$207,062,469.18	3.40%
(m) Lowest Delinquency Trigger (all series)		9.50%
(n) Investor Requests for Communications		None

CHARGE-OFFS:
(o) Number of Charged-Off Accounts	60,071
(p) Gross Charge-Offs (principal charge-offs):	$38,381,064.71
(q) Number of Charged-Off Accounts with Recoveries	86,723
(r) Recoveries (includes principal, finance charges and fees)	$10,358,902.76
(s) Gross Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized
(i) Current	7.57%
(ii) Prior Monthly Period	11.38%
(iii) Two Months Prior Monthly Period	6.32%
(iv) Three Months Prior Monthly Period	5.09%
(v) Three -Month Average	8.42%
(vi) Four-Month Average	7.59%
(t) Net Principal Charge-Offs (Gross Charge-Offs - recoveries)	$28,022,161.95
(u) Net Principal Charge-Off Rate (% of Total Principal Receivables - End of Monthly Period) - annualized
(i) Current	5.52%
(ii) Prior Monthly Period	10.07%
(iii) Two Months Prior Monthly Period	5.46%
(iv) Three Months Prior Monthly Period	4.02%
(v) Three -Month Average	7.02%
(vi) Four-Month Average	6.27%
(v) Average Net Charge Off (net principal charge-offs/number of charged-off accounts)	$466.48

V. TRANSFEROR INTEREST AND SELLER'S INTEREST

(a) Required Retained Transferor Percentage	4.00%
(b) Additional Minimum Transferor Percentage (2% Nov-Jan; 0% otherwise)	2.00%

(c) Beginning Transferor's Amount	$1,515,022,864.50
(d) Ending Transferor's Amount (including Excess Funding/Principal Accounts)	$1,601,956,500.52
(e) Minimum Transferor's Amount	$365,258,181.34
(f) Excess Funding Account Balance at end of Monthly Period	$0.00
(g) Collections and Principal Accounts Balance at end of Monthly Period	289,413,341.86
(h) Sum of Principal Receivables, Excess Funding, Collections and Principal Accounts	$6,377,049,697.46
(i) Required Seller's Interest (as of the most recent RR measurement date)	$187,283,819.18
(j) Seller's Interest (as of the most recent RR measurement date)	$1,933,607,135.82

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

VI. TRUST ACCOUNT BALANCES AND EARNINGS

	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C
BEGINNING ACCOUNT BALANCES:

(a) Finance Charge Account	$13,009,903.61	$7,313,568.16	$4,201,016.34	$4,226,117.66	$6,862,162.60	$4,666,822.53	$7,845,556.25
(b) Cash Collateral Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Spread Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Reserve Account	$0.00	$2,957,500.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Principal Accumulation Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

ENDING ACCOUNT BALANCES:

(g) Finance Charge Account	$14,320,960.00	$11,872,607.65	$6,770,902.29	$6,796,003.60	$11,145,301.59	$7,706,101.89	$13,055,735.89
(h) Cash Collateral Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Spread Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(j) Reserve Account	$4,333,335.00	$2,957,500.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Principal Accumulation Account	$0.00	$295,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

INTEREST AND EARNINGS:

(m) Interest and Earnings on Finance Charge Account	$345.70	$246.83	$142.48	$143.02	$234.80	$162.71	$275.84
(n) Interest and Earnings on Cash Collateral Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(o) Interest and Earnings on Spread Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(p) Interest and Earnings on Reserve Account	$40.30	$65.41	$0.00	$0.00	$0.00	$0.00	$0.00
(q) Interest and Earnings on Principal Accumulation Account	$0.00	$2,748.98	$0.00	$0.00	$0.00	$0.00	$0.00
(r) Interest and Earnings on Principal Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(s) Interest and Earnings on Collection Account (allocated)	$1,054.59	$501.52	$480.15	$480.15	$800.26	$567.85	$973.46

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

VII. ALLOCATION and APPLICATION of COLLECTIONS

	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C

APPLICATIONS OF FINANCE CHARGE COLLECTIONS:

(a) Floating Allocation of Finance Charges	$26,179,664.19	$12,452,975.53	$11,919,542.54	$11,919,543.08	$19,865,881.99	$14,096,658.66	$24,165,634.48

(b) Class A Monthly Interest	$1,099,583.33	$1,343,125.00	$865,000.00	$887,500.00	$1,308,333.33	$726,250.00	$1,105,000.00
(c) Class A Swap Payment Due to (from) Swap Provider, if applicable

(d) Class M Monthly Interest	$63,104.17	$106,327.08	$70,792.98	$73,394.29	$111,795.68	$78,951.33	$120,651.46
(e) Class M Swap Payment Due to (from) Swap Provider, if applicable

(f) Class B Monthly Interest	$86,791.65	$71,531.25	$0.00	$0.00	$0.00	$0.00	$0.00
(g) Class B Swap Payment Due to (from) Swap Provider, if applicable

(h) Servicing Fee (Collateral Amount*2%/12)	$1,484,028.33	$705,750.00	$675,676.67	$675,676.67	$1,126,126.67	$799,090.00	$1,369,865.00

(i) Class C Monthly Interest	$255,487.68	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(j) Class C Swap Payment Due to (from) Swap Provider, if applicable

(k) Class D Monthly Interest	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(l) Investor Default Amounts	$5,324,074.21	$2,531,936.41	$2,424,045.84	$2,424,045.84	$4,040,072.42	$2,866,801.37	$4,914,503.82
(m) Uncovered Dilution Amounts	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Unreimbursed Investor Chargeoffs & Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(o) Required to be Deposited into Cash Collateral Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(p) Required Reserve Account Amount, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(q) Required to be Deposited into the Spread Account, if applicable	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(r) Required Payments and Deposits Relating to Interest Rate Swaps	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(s) Other Payments Required to be made	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(t) Excess Finance Charge Collections (a-b-c-d-e-f-g-h-i-j-k-l-m-n-o-p-q-r-s)	$17,866,594.82	$7,694,305.79	$7,884,027.05	$7,858,926.28	$13,279,553.89	$9,625,565.96	$16,655,614.20

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

APPLICATION OF PRINCIPAL COLLECTIONS:
	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C

(u) Investor Principal Collections	$127,047,685.38	$102,617,869.29	$57,844,688.43	$57,844,688.43	$96,407,718.93	$68,410,105.54	$117,274,160.89

(v) Less Reallocated Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(w) Plus Shared Principal Collections from other Principal Sharing Series	$0.00	$193,132,130.71	$0.00	$0.00	$0.00	$0.00	$0.00

(x) Plus Aggregate amount of Finance Charge Collections applied to cover Defaults and Uncovered Dilution and to be treated as Available Principal Collections	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(y) Available Principal Collections (u+v+w+x)	$127,047,685.38	$295,750,000.00	$57,844,688.43	$57,844,688.43	$96,407,718.93	$68,410,105.54	$117,274,160.89

(z) Deposits to Principal Accumulation Account	$0.00	$295,750,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(aa) Monthly Principal applied for payments to the Class A Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ab) Monthly Principal applied for payments to the Class M Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ac) Monthly Principal applied for payments to the Class B Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ad) Monthly Principal applied for payments to the Class C Noteholders	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(ae) Shared Principal Collections applied to other Principal Sharing	$41,366,500.92	$0.00	$17,156,608.78	$17,156,608.78	$28,594,319.74	$20,290,288.49	$34,783,261.03

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

VIII. INVESTOR CHARGE-OFFS

	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C

(a) Investor Defaults and Uncovered Dilution	$5,324,074.21	$2,531,936.41	$2,424,045.84	$2,424,045.84	$4,040,072.42	$2,866,801.37	$4,914,503.82
(b) Reimbursed from Available Funds	$5,324,074.21	$2,531,936.41	$2,424,045.84	$2,424,045.84	$4,040,072.42	$2,866,801.37	$4,914,503.82
(c) Reimbursed from Cash Collateral Account	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(d) Total reimbursed in respect of Investor Defaults and Dilution	$5,324,074.21	$2,531,936.41	$2,424,045.84	$2,424,045.84	$4,040,072.42	$2,866,801.37	$4,914,503.82
(e) Investor Charge-off (a - d)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

IX. YIELD and BASE RATE

	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C
Base Rate
(Monthly interest, any net swap payments and monthly servicing fees divided by collateral amounts plus amounts on deposit in the principal accumulation account)

(a) Base Rate (current month)	4.03%	3.72%	4.77%	4.84%	4.52%	4.02%	3.79%
(b) Base Rate (prior month)	4.03%	4.54%	4.77%	4.84%	4.52%	4.02%	3.79%
(c) Base Rate (2 months prior)	4.03%	4.54%	4.77%	4.84%	4.52%	4.02%	3.79%

(d) 3 Month Average Base Rate	4.03%	4.26%	4.77%	4.84%	4.52%	4.02%	3.79%

Gross Portfolio Yield
(Finance charge collections allocable to each series divided by the collateral amount)

(e) Gross Portfolio Yield (current month)	35.28%	35.29%	35.28%	35.28%	35.28%	35.28%	35.28%
(f) Gross Portfolio Yield (prior month)	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%
(g) Gross Portfolio Yield (2 months prior)	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%	32.25%

(h) 3 Month Average Gross Portfolio Yield	33.14%	33.15%	33.14%	33.14%	33.14%	33.14%	33.14%

Net Portfolio Yield
(Finance charge collections less defaults allocable to each series divided by the collateral amount)

(i) Net Portfolio Yield (current month)	28.11%	28.11%	28.11%	28.11%	28.11%	28.11%	28.11%
(j) Net Portfolio Yield (prior month)	20.39%	20.39%	20.39%	20.39%	20.39%	20.39%	20.39%
(k) Net Portfolio Yield (2 months prior)	25.81%	25.81%	25.81%	25.81%	25.81%	25.81%	25.81%

(l) 3 Month Average Net Portfolio Yield	24.77%	24.77%	24.77%	24.77%	24.77%	24.77%	24.77%

Excess Spread Percentage[1]
(Net Portfolio Yield less Base Rate)

(m) Net Portfolio Adjusted Yield (current month)	24.08%	24.40%	23.34%	23.26%	23.58%	24.09%	24.32%
(n) Net Portfolio Adjusted Yield (prior month)	16.36%	15.85%	15.62%	15.54%	15.86%	16.37%	16.60%
(o) Net Portfolio Adjusted Yield (2 months prior)	21.78%	21.27%	21.04%	20.96%	21.28%	21.79%	22.02%

(p) Net Portfolio Adjusted Yield (3 month average)	20.74%	20.51%	20.00%	19.92%	20.24%	20.75%	20.98%

1 - Series 2018-A entered its Principal Accumulation Period on December 1, 2020, during which it has been allocated Finance Charge Collections and Default Amounts based on its Collateral Amount rather than the outstanding principal amount of the notes. The Collateral Amount is reduced by the amount of Principal Collections that are applied to the series and deposited in the Principal Accumulation Account. Taking into account the reduced allocations to Series 2018-A, the excess spread percentage for the January 2021 Monthly Period would have been 12.84%.

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

X. PRINCIPAL ACCUMULATION ACCOUNT

	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C

(a) Cumulative Class A principal distributed to PAA (as of prior distribution date)	$0.00	$262,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(b) Class A Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$262,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Total Class A Principal deposited in the PAA (a + b)	$0.00	$525,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(d) Cumulative Class M principal distributed to PAA (as of prior distribution date)	$0.00	$20,125,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class M Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$20,125,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Class M Principal deposited in the PAA (d +e)	$0.00	$40,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(g) Cumulative Class B principal distributed to PAA (as of prior distribution date)	$0.00	$13,125,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(h) Class B Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$13,125,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Total Class B Principal deposited in the PAA (g + h)	$0.00	$26,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(j) Cumulative Class C principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Class C Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Total Class C Principal deposited in the PAA (j + k)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(m) Cumulative Class D principal distributed to PAA (as of prior distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Class D Principal deposited in the Principal Accumulation Account (PAA)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(o) Total Class D Principal deposited in the PAA (m + n)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(p) Ending PAA balance (c + f + i + l + o)	$0.00	$591,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

MONTHLY NOTEHOLDER'S STATEMENT
WORLD FINANCIAL NETWORK CREDIT CARD
MASTER NOTE TRUST
SERIES 2016-A, SERIES 2018-A, SERIES 2018-B, SERIES 2018-C, SERIES 2019-A, SERIES 2019-B and SERIES 2019-C

XI. PRINCIPAL REPAYMENT

	Series 2016-A	Series 2018-A	Series 2018-B	Series 2018-C	Series 2019-A	Series 2019-B	Series 2019-C

(a) Class A Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(b) Class A Principal Payments (to be paid on current distribution date)	$0.00	$525,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(c) Total Class A Principal Paid (a + b)	$0.00	$525,000,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(d) Class M Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(e) Class M Principal Payments (to be paid on current distribution date)	$0.00	$40,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(f) Total Class M Principal Paid (d + e)	$0.00	$40,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(g) Class B Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(h) Class B Principal Payments (to be made on current distribution date)	$0.00	$26,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00
(i) Total Class B Principal Paid (g + h)	$0.00	$26,250,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

(j) Class C Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(k) Class C Principal Payments (to be made on current distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(l) Total Class C Principal Paid (j + k)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(m) Class D Principal Paid (as of prior distribution dates)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(n) Class D Principal Payments (to be made on current distribution date)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
(o) Total Class D Principal Paid (m + n)	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

(p) Total Principal Paid (c + f + i + l + o)	$0.00	$591,500,000.00	$0.00	$0.00	$0.00	$0.00	$0.00

XII. SUPPLEMENTAL INFORMATION

Solely with respect to the Series 2018-A, 2018-B and 2018-C Notes and with respect to the Series 2019-A, 2019-B and 2019-C Notes and in each case with reference to the EU Retention Rules in effect and applicable on the date of issuance of the relevant Series of Notes:

Comenity Bank (the “Bank”), as “originator” for the purposes of those EU Retention Rules, will retain on an ongoing basis a material net economic interest that is not less than five percent of the nominal value of the securitized exposures with respect to the relevant Series of Notes, in the form of a first loss tranche in accordance with the text of (in the case of the Series 2018-A, 2018-B and 2018-C Notes) option (d) of each of Article 405(1) of the CRR (as supplemented by Article 8 of the CRR Delegated Regulation), Article 51(1) of the AIFM Regulation and Article 254(2) of the Solvency II Regulation or (in the case of the Series 2019-A, 2019-B and 2019-C Notes) option (d) of Article 6(3) of the EU Securitization Regulation (as supplemented by Article 8 of the CRR Delegated Regulation), by holding, through the Transferor (its wholly-owned subsidiary), the right to receive distributions in respect of the excess collateral amount relating to that Series of Notes (the “Retained Interest”).

The Bank will not allow the Retained Interest to be subject to any credit risk mitigation or other credit risk hedge or to be sold or transferred if, as a result, the bank would not retain a material net economic interest in an amount that is not less than five percent of the nominal value of the securitized exposures, except to the extent permitted in accordance with (in the case of the Series 2018-A, 2018-B and 2018-C Notes) Article 405(1) of the CRR (as supplemented by Article 12 of the CRR Delegated Regulation), Article 51(1) of the AIFM Regulation and Article 254 of the Solvency II Regulation or (in the case of the Series 2019-A, 2019-B and 2019-C Notes) option (d) of Article 6(1) of the EU Securitization Regulation (as supplemented by Article 12 of the CRR Delegated Regulation).

For purposes of the foregoing: (i) “AIFM Regulation” means Commission Delegated Regulation (EU) No. 231/2013, (ii) “CRR” means Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by the CRR Delegated Regulation, (iii) “CRR Delegated Regulation” means Commission Delegated Regulation (EU) No. 625/2014 (in relation to the Series 2019-A, 2019-B and 2019-C Notes), as and to the extent applicable on the date of issuance of the relevant Series of Notes pursuant to Article 43(7) of the EU Securitization Regulation), [references to CRR Delegated Regulation to be updated for Series issued after adoption of final regulatory technical standards under Article 6(7) SR], (iv) “EU Retention Rules” means (in relation to the Series 2018-A, 2018-B and 2018-C Notes) (a) Articles 404 – 410 (inclusive) of the CRR, (b) Articles 50 – 56 (inclusive) of the AIFM Regulation, and (c) Articles 254 – 257 (inclusive) of the Solvency II Regulation, or (in relation to the Series 2019-A, 2019-B and 2019-C Notes) Articles 5 and 6 of the EU Securitization Regulation, in each case, as in effect and applicable on the date of issuance of the relevant Series of Notes, together with any guidance published in relation thereto by the relevant European Union supervisory authorities or the European Commission and  any relevant regulatory and/or implementing technical standards adopted by the European Commission in relation thereto or to precedent legislation, in each case as in effect and applicable on the date of issuance of the relevant Series of Notes, (v) “EU Securitization Regulation” means Regulation (EU) 2017/2402 of the European Parliament and of the Council of 12 December 2017, and (vi) “Solvency II Regulation” means Commission Delegated Regulation (EU) No. 2015/35.

Comenity Bank, as Servicer

By:	/s/ Michael Blackham
Name:	Michael Blackham
Title:	Treasurer